Earnings per share (Tables)	12 Months Ended
Jun. 30, 2020
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Summary of earnings per share

	2020 A$’000	2019 A$’000	2018 A$’000
Loss after income tax attributable to the owners of Kazia Therapeutics Limited	(12,467)	(10,270)	(6,039)

Loss after income tax attributable to the owners of Kazia Therapeutics Limited	(12,467)	(10,270)	(6,039)

	Number	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	73,053,514	57,503,555	48,376,525

Weighted average number of ordinary shares used in calculating Diluted earnings per share	73,053,514	57,503,555	48,376,525

	Cents	Cents	Cents
Basic earnings per share	(17.07)	(17.86)	(12.48)
Diluted earnings per share	(17.07)	(17.86)	(12.48)